Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 28,410	$ 25,670
Net operating loss carryforward	$ 51,600
Percentage of net operating loss carryforwards	80.00%
Unrecognized tax benefits	$ 4,238	4,242	$ 1,606
China [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	600
Taiwan [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	8,400
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 28,400
Net operating loss carryforward		$ 60,500